Expendable Parts and Supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Material for repair and maintenance	$ 93,654	$ 79,424
Other inventories	3,315	3,058
Expendable parts and supplies, gross	96,969	82,482
Allowance for obsolescence	(10,439)	(657)
Expendable parts and supplies	$ 86,530	$ 81,825